Investment Objectives and Goals - Efficient Enhanced Multi-Asset Fund	Sep. 29, 2025
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY SECTION
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The investment objective of the Efficient Enhanced Multi-Asset Fund (the “Fund”) is capital appreciation in both rising and falling equity markets. No assurance is made that the Fund will achieve its investment objective.